Condensed Consolidated Schedule of Investments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Fair value	$ 11,003,681	$ 21,870,890
Fixed Income Securities [Member] | Commercial Paper [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	17.20%	9.00%
Fair value	3,997,691	3,142,811
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials South Korea [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	4.30%
Fair value	999,316
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials Australia [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	4.30%
Fair value	999,542
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials Chile [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	4.30%
Fair value	999,222
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials United States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	4.30%	5.44%
Fair value	999,611	1,899,873
Fixed Income Securities [Member] | Commercial Paper [Member] | Energy United States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		3.56%
Fair value		1,242,938
Fixed Income Securities [Member] | Corporate Bonds [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	6.45%	23.53%
Fair value	1,500,105	8,224,432
Fixed Income Securities [Member] | Corporate Bonds [Member] | Financials Australia [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	6.45%
Fair value	1,500,105
Fixed Income Securities [Member] | Corporate Bonds [Member] | Financials United States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		19.22%
Fair value		6,717,547
Fixed Income Securities [Member] | Corporate Bonds [Member] | Energy Great Britain [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		4.31%
Fair value		1,506,885
Fixed Income Securities [Member] | Government Agencies [Member] | Unites States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	23.67%	30.04%
Fair value	5,502,285	10,498,215
Fixed Income Securities [Member] | Short-Term Investment Funds [Member] | Unites States [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.02%	0.02%
Fair value	3,600	5,432
Long Positions, Futures Positions [Member]
Schedule of Investments [Line Items]
Fair value	(47,917)	(373,540)
Long Positions, Futures Positions [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.33%	(0.34%)
Fair value	77,294	(119,410)
Long Positions, Futures Positions [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(1.04%)	0.01%
Fair value	(241,904)	3,573
Long Positions, Futures Positions [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.12%	0.03%
Fair value	28,665	9,244
Long Positions, Futures Positions [Member] | Indices [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.22%	0.05%
Fair value	50,444	17,851
Long Positions, Futures Positions [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.08%	0.40%
Fair value	19,455	139,768
Long Positions, Futures Positions [Member] | Metals [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.08%	(0.23%)
Fair value	18,129	(80,138)
Long Positions, Futures Positions [Member] | Put Options [Member]
Schedule of Investments [Line Items]
Fair value	601,497	22,525
Long Positions, Futures Positions [Member] | Put Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	2.59%
Fair value	601,497
Long Positions, Futures Positions [Member] | Put Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		0.06%
Fair value		22,525
Long Positions, Futures Positions [Member] | Call Options [Member]
Schedule of Investments [Line Items]
Fair value	126,943
Long Positions, Futures Positions [Member] | Call Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.08%
Fair value	19,520
Long Positions, Futures Positions [Member] | Call Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.46%
Fair value	107,423
Short Positions, Futures Positions [Member]
Schedule of Investments [Line Items]
Fair value	308,661	737,487
Short Positions, Futures Positions [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.22%)	0.64%
Fair value	(51,455)	225,038
Short Positions, Futures Positions [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	1.39%	0.02%
Fair value	324,276	6,835
Short Positions, Futures Positions [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.20%	(0.02%)
Fair value	47,442	(5,365)
Short Positions, Futures Positions [Member] | Indices [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.05%)	(0.13%)
Fair value	(11,941)	(47,027)
Short Positions, Futures Positions [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	0.03%	(0.03%)
Fair value	7,003	(10,045)
Short Positions, Futures Positions [Member] | Metals [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.03%)	0.21%
Fair value	(6,664)	72,320
Short Positions, Futures Positions [Member] | Forward Positions [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets		1.42%
Fair value		495,731
Short Positions, Futures Positions [Member] | Put Options [Member]
Schedule of Investments [Line Items]
Fair value	(348,026)	(1,006)
Short Positions, Futures Positions [Member] | Put Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.46%)
Fair value	(106,850)
Short Positions, Futures Positions [Member] | Put Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.44%)
Fair value	(102,345)
Short Positions, Futures Positions [Member] | Put Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.41%)
Fair value	(95,775)
Short Positions, Futures Positions [Member] | Put Options [Member] | Indices [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.09%)	0.00%
Fair value	(21,850)	(1,006)
Short Positions, Futures Positions [Member] | Put Options [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.07%)
Fair value	(16,656)
Short Positions, Futures Positions [Member] | Put Options [Member] | Metals [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.02%)
Fair value	(4,550)
Short Positions, Futures Positions [Member] | Call Options [Member]
Schedule of Investments [Line Items]
Fair value	(536,216)
Short Positions, Futures Positions [Member] | Call Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.28%)
Fair value	(64,840)
Short Positions, Futures Positions [Member] | Call Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(1.64%)
Fair value	(380,603)
Short Positions, Futures Positions [Member] | Call Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.31%)
Fair value	(71,913)
Short Positions, Futures Positions [Member] | Call Options [Member] | Indices [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.05%)
Fair value	(12,000)
Short Positions, Futures Positions [Member] | Call Options [Member] | Metals [Member]
Schedule of Investments [Line Items]
Percentage of total investment to total assets	(0.03%)
Fair value	(6,860)
Total Unrealized Gain (Loss) on Open Contracts [Member]
Schedule of Investments [Line Items]
Fair value	$ 260,744	$ 363,947